================================================================================
                                        MARCH 31, 1998  |
                                            AS REVISED  |  PROSPECTUS
                                       OCTOBER 1, 1998  |
================================================================================


J.P. MORGAN INSTITUTIONAL
INTERNATIONAL EQUITY FUNDS

International Equity Fund

European Equity Fund

International Opportunities Fund

Emerging Markets Equity Fund



                                 ===============================================
                                 Seeking high total return primarily from

                                 stocks outside the United States




This prospectus contains essential information for anyone investing in these funds. Please read it carefully and keep it for reference.

Shares in these funds are not bank deposits and are not guaranteed or insured by any bank, government entity, or the FDIC.

As with all mutual funds, the fact that these shares are registered with the Securities and Exchange Commission does not mean that the commission approves them as an investment or guarantees that the information in this prospectus is correct or adequate. It is a criminal offense to state or suggest otherwise.


                                                             [LOGO] JP Morgan
Distributed by Funds Distributor, Inc.

================================================================================

CONTENTS

================================================================================================================================

                                              3 |     INTERNATIONAL EQUITY MANAGEMENT APPROACH

                                                      International equity investment process ..............................  3
                 Principles and techniques common
                  to the funds in this prospectus

                                              4 |     J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUNDS

           Each fund's goal, investment approach,     J.P. Morgan Institutional International Equity Fund ..................  4
                risks, expenses, performance, and
                             financial highlights     J.P. Morgan Institutional European Equity Fund .......................  6

                                                      J.P. Morgan Institutional International Opportunities Fund ...........  8

                                                      J.P. Morgan Institutional Emerging Markets Equity Fund ............... 10

                                             12 |     YOUR INVESTMENT

       Investing in the J.P. Morgan Institutional     Investing through a financial professional ........................... 12
                       International Equity Funds
                                                      Investing through an employer-sponsored retirement plan .............. 12

                                                      Investing through an IRA or rollover IRA ............................. 12

                                                      Investing directly ................................................... 12

                                                      Opening your account ................................................. 12

                                                      Adding to your account ............................................... 12

                                                      Selling shares ....................................................... 13

                                                      Account and transaction policies ..................................... 13

                                                      Dividends and distributions .......................................... 14

                                                      Tax considerations ................................................... 14

                                             15 |     FUND DETAILS

                   More about risk and the funds'     Master/Feeder structure .............................................. 15 business operations
                                                      Management and administration ........................................ 15

                                                      Risk and reward elements ............................................. 16


                                                      FOR MORE INFORMATION ........................................ back cover

INTRODUCTION
================================================================================


J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUNDS

These funds invest primarily in stocks and other equity securities of companies outside the U.S. through a master portfolio (another fund with the same goal). As a shareholder, you should anticipate risks and rewards beyond those of a typical U.S. stock fund.


WHO MAY WANT TO INVEST

The funds are designed for investors who:

o are pursuing a long-term goal

o want to add a non-U.S. investment with growth potential to further diversify a portfolio

o want funds that seek to consistently outperform the markets in which they invest

The funds are not designed for investors who:

o are uncomfortable with the risks of international investing

o are looking for a less aggressive stock investment

o require regular income or stability of principal

o are pursuing a short-term goal or investing emergency reserves


J.P. MORGAN

Known for its commitment to proprietary research and its disciplined investment strategies, J.P. Morgan is the asset management choice for many of the world's most respected corporations, financial institutions, governments, and individuals. Today, J.P. Morgan employs over 300 analysts and portfolio managers around the world and has more than $275 billion in assets under management, including assets managed by the funds' advisor, J.P. Morgan Investment Management Inc.

================================================================================

Before you invest

Investors considering these funds should understand that:

o The value of each fund's shares will fluctuate over time. You could lose money if you sell when a fund's share price is lower than when you invested.

o There is no assurance that these funds will meet their investment goals.

o Future returns will not necessarily resemble past performance.

o Foreign stocks are generally riskier than their domestic counterparts. You should be prepared to ride out periods of underperformance.

o These funds do not represent complete investment programs.

--------------------------------------------------------------------------------


  |
2 |
  |

INTERNATIONAL EQUITY MANAGEMENT APPROACH
================================================================================


[GRAPHIC]
J.P. Morgan uses top-down analysis
(where relevant) in determining
which countries to emphasize

[GRAPHIC]
Stocks in each industry are ranked
with the help of models, then selected
for investment

[GRAPHIC]
In some funds, J.P. Morgan may adjust
currency exposure to seek to manage
risks and enhance returns


The J.P. Morgan Institutional international equity funds invest primarily in stocks of companies outside the U.S.

While each fund follows its own strategy, the funds as a group share a single investment philosophy. This philosophy, developed by the funds' advisor, focuses on allocating assets by country (where relevant), selecting stocks and managing currency exposure. The funds largely avoid using sector or market-timing strategies. Under normal market conditions, each fund will remain fully invested.


INTERNATIONAL EQUITY INVESTMENT PROCESS

Through its extensive global equity research and analytical systems, J.P. Morgan seeks to generate an information advantage. Using fundamental analysis as well as macro-economic models, J.P. Morgan develops proprietary research on countries, companies, and currencies. In these processes, the analysts focus on a relatively long period rather than on near-term expectations alone. The team of analysts dedicated to international equities includes more than 90 members around the world, with an average of nearly ten years of experience.

In managing the funds described in this prospectus, J.P. Morgan employs a three-step process that combines country allocation, fundamental research for identifying portfolio securities, and currency management decisions:

Country allocation J.P. Morgan takes an in-depth look at the relative valuations and economic prospects of different countries, ranking the attractiveness of their markets. Using these rankings, a team of strategists establishes a country allocation for each fund. Country allocation may vary either significantly or moderately from the benchmark, depending on the fund.

Stock selection Various models are used to quantify J.P. Morgan's fundamental stock research, producing a ranking of companies in each industry group according to their relative value. Each fund's management team then buys and sells stocks, using the research and valuation rankings as well as its assessment of other factors, including:

o catalysts that could trigger a change in a stock's price

o potential reward compared to potential risk

o temporary mispricings caused by market overreactions

Currency management The funds have access to J.P. Morgan's currency specialists in determining the extent and nature of each fund's exposure to various foreign currencies. (The Emerging Markets Equity fund typically maintains full currency exposure to those markets in which it invests.)


                                                                             |
                                   INTERNATIONAL EQUITY MANAGEMENT APPROACH  | 3
                                                                             |

J.P. MORGAN INSTITUTIONAL
INTERNATIONAL EQUITY FUND            TICKER SYMBOL: JNUSX
================================================================================

                                     REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                                     (J.P. MORGAN INSTITUTIONAL INTERNATIONAL
                                     EQUITY FUND)


[GRAPHIC] GOAL

The fund's goal is to provide high total return from a portfolio of foreign company equity securities. This goal can be changed without shareholder approval.


[GRAPHIC] INVESTMENT APPROACH

The fund invests primarily in equity securities from developed countries included in the Morgan Stanley Capital International Europe, Australasia, and Far East Index (EAFE), which is the fund's benchmark. The fund typically does not invest in U.S. companies.

The fund's industry weightings generally approximate those of the EAFE Index, although it does not seek to mirror the index in its choice of individual securities, and may overweight or underweight countries relative to the EAFE Index. In choosing stocks, the fund emphasizes those that are ranked as undervalued according to J.P. Morgan's proprietary research, while underweighting or avoiding those that appear overvalued. The fund makes its currency management decisions as described on pages 3 and 16.


[GRAPHIC] POTENTIAL RISKS AND REWARDS

The value of your investment in the fund will fluctuate in response to movements in international stock markets and currency exchange rates. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking and currency management decisions.

In general, international investing involves higher risks than investing in U.S. markets but offers attractive potential rewards and opportunities for diversification. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could reduce or increase market performance. To the extent that the fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations which could protect the fund from losses but could also reduce opportunities for gains. The fund may also hedge from one foreign currency to another which could result in gains or losses.

By emphasizing undervalued stocks, the fund has the potential to outperform the EAFE Index. At the same time, the fund seeks to limit its volatility to that of the index.

The fund's investments and their main risks, as well as fund strategies, are described in more detail on page 16.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $275 billion, including approximately $8 billion using international equity strategies.

The portfolio management team is led by Paul A. Quinsee, managing director, who joined the team in April of 1993 and has been at J.P. Morgan since 1992, and by Nigel F. Emmett, vice president, who has been on the team since joining J.P. Morgan in August of 1997. Previously, Mr. Emmett was an assistant manager at Brown Brothers Harriman and Co. and a portfolio manager at Gartmore Investment Management.

--------------------------------------------------------------------------------

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

---------------------------------------
Annual fund operating expenses(1)   (%)
---------------------------------------

Management fees (actual)           0.60

Marketing (12b-1) fees             none

Other expenses                     0.33
---------------------------------------
Total operating expenses           0.93
---------------------------------------


--------------------------------------------------------------------------------
Expense example
--------------------------------------------------------------------------------

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

-----------------------------------------------
                1 yr.   3 yrs.  5 yrs.  10 yrs.

Your cost($)      9      30      51      114
-----------------------------------------------

Footnotes for this section are shown on next page.

  |
4 |  J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND
  |

==============================================================================================================================

PERFORMANCE (unaudited)

-------------------------------
Average annual total return (%)     Shows performance over time, for periods ended December 31, 1997
--------------------------------------------------------------------------------------------------------------------------
                                                                                  1 yr.      5 yrs./2/  Since Inception/2/
J.P. Morgan Institutional International Equity Fund (after expenses)               1.46        9.42            4.57
--------------------------------------------------------------------------------------------------------------------------
EAFE Index/3/ (no expenses)                                                        1.78       11.39            5.09
--------------------------------------------------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH]

-------------------------------
Year-by-year total return (%)       Shows changes in returns by calendar year
--------------------------------------------------------------------------------------------------------------------------
                                                           1991     1992      1993     1994     1995     1996      1997

J.P. Morgan Institutional International Equity Fund       10.58   (10.77)    24.37     6.00     7.96     8.48      1.46
EAFE Index(3)                                             12.13   (12.17)    32.56     7.78     6.05     6.05      1.78
--------------------------------------------------------------------------------------------------------------------------
==============================================================================================================================

FINANCIAL HIGHLIGHTS

-------------------------------
Per-share data                      For fiscal periods ended October 31
--------------------------------------------------------------------------------------------------------------------------
                                                       1993           1994            1995            1996           1997

Net asset value, beginning of period ($)              10.00          10.20           10.83           10.44          11.43
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                              --           0.06            0.06            0.12           0.17
  Net realized and unrealized gain (loss)
  on investment and foreign currency ($)               0.20           0.57           (0.33)           1.17           0.24
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                   0.20           0.63           (0.27)           1.29           0.41
--------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                              --             --              --           (0.24)         (0.25)
  Net realized gain($)                                   --             --           (0.12)          (0.06)         (0.20)
--------------------------------------------------------------------------------------------------------------------------
Total distributions ($)                                  --             --           (0.12)          (0.30)         (0.45)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                    10.20          10.83           10.44           11.43          11.39
--------------------------------------------------------------------------------------------------------------------------
-------------------------------
 Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return (%)                                       2.00/4/        6.18           (2.46)          12.54           3.71
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                  --/5/     213,119         467,511         726,864        614,659
--------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
 Expenses (%)                                            --/6/        1.00            0.92            0.95           0.93
--------------------------------------------------------------------------------------------------------------------------
 Net investment income (%)                               --/6/        0.95            1.24            1.24           1.32
--------------------------------------------------------------------------------------------------------------------------
 Decrease reoected in expense ratio due
 to expense reimbursement (%)                          2.50/6/        0.16            0.02            0.01             --
--------------------------------------------------------------------------------------------------------------------------

The Financial Highlights above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants.

1 The fund has a master/feeder structure as described on page 15. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year. The fees and expenses in the table are expressed as a percentage of the fund's average net assets. Total operating expenses may vary, but in any event will not exceed 1.00% of the fund's average daily net assets. The Advisor has agreed to reimburse the fund for ordinary expenses over 1.00% but there is no guarantee that such reimbursement will continue beyond 2/28/99.

2 The fund commenced operations on 10/4/93. Except in Financial Highlights, returns reflect performance of the J.P. Morgan International Equity Fund (a separate feeder fund investing in the same master portfolio) from 6/1/90 through 10/3/93. This data is based on historical earnings and is not intended to indicate future performance.

3 The EAFE Index is an unmanaged index used to track the average performance of over 900 securities listed on the stock exchanges of countries in Europe, Australasia and the Far East.

4   Not annualized.

5   Net assets at 10/31/93 were $204.

6   Annualized.


                                                                             |
                        J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND  | 5
                                                                             |

J.P. MORGAN INSTITUTIONAL
EUROPEAN EQUITY FUND
================================================================================
                                REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                                (J.P. MORGAN INSTITUTIONAL EUROPEAN EQUITY FUND)


[GRAPHIC] GOAL

The fund's goal is to provide high total return from a portfolio of European company equity securities. This goal can be changed without shareholder approval.


[GRAPHIC] INVESTMENT APPROACH

The fund invests primarily in equity securities from the 14 countries included in the Morgan Stanley Capital International (MSCI) Europe Index, which is the fund's benchmark. The fund typically does not invest in U.S. companies.

The fund focuses on stock picking, emphasizing those stocks that are ranked as undervalued according to J.P. Morgan's proprietary research, while underweighting or avoiding those that appear overvalued. The fund generally keeps its industry weightings similar to those of the MSCI Europe Index, although it does not seek to mirror the index in its choice of individual securities. The fund makes its country allocation and currency management decisions as described on pages 3 and 16.


[GRAPHIC] POTENTIAL RISKS AND REWARDS

The value of your investment in the fund will fluctuate in response to movements in European stock markets and currency exchange rates. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking and currency management decisions.

In general, international investing involves higher risks than investing in U.S. markets but offers attractive potential rewards and opportunities for diversification. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could reduce or increase market performance. To the extent that the fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations which could protect the fund from losses but could also reduce opp ortunities for gains. The fund may also hedge from one foreign currency to another which could result in gains or losses.

By emphasizing undervalued stocks, the fund has the potential to outperform the MSCI Europe Index. At the same time, the fund seeks to limit its volatility to that of the index.

The fund's investments and their main risks, as well as fund strategies, are described in more detail on page 16.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $275 billion, including more than $5 billion using the same strategy as this fund.

The portfolio management team is led by Paul A. Quinsee, managing director, who has been at J.P. Morgan since 1992, and by Nigel F. Emmett, vice president, who has been on the team since February of 1998. Mr. Emmett has been at J.P. Morgan since August of 1997. Previously, Mr. Emmett was an assistant manager at Brown Brothers Harriman and Co. and a portfolio manager at Gartmore Investment Management.


--------------------------------------------------------------------------------

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

---------------------------------------
Annual fund operating expenses(1)   (%)
---------------------------------------

Management fees (actual)           0.65

Marketing (12b-1) fees             none

Other expenses
(after reimbursement)              0.35
---------------------------------------
Total operating expenses(2)
(after reimbursement)              1.00
---------------------------------------


--------------------------------------------------------------------------------
Expense example
--------------------------------------------------------------------------------

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

-----------------------------------------------
                1 yr.   3 yrs.  5 yrs.  10 yrs.

Your cost($)      10     32      55      122
-----------------------------------------------

Footnotes for this section are shown on next page.


  |
6 |  J.P. MORGAN INSTITUTIONAL EUROPEAN EQUITY FUND
  |

==============================================================================================================================

PERFORMANCE (unaudited)

-------------------------------
Average annual total return (%)     Shows performance over time, for periods ended December 31, 1997
--------------------------------------------------------------------------------------------------------------------------
                                                                                  1 yr.      Since Inception(3)

J.P. Morgan Institutional European Equity Fund (after expenses)                   22.27            21.89
--------------------------------------------------------------------------------------------------------------------------
MSCI Europe Index(4) (no expenses)                                                23.80            22.98
--------------------------------------------------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH]

-------------------------------
Total return (%)                    Shows changes in returns by calendar year
--------------------------------------------------------------------------------------------------------------------------
                                                       1997

J.P. Morgan Institutional European Equity Fund        22.27
MSCI Europe Index(4)                                  23.80
--------------------------------------------------------------------------------------------------------------------------
==============================================================================================================================

FINANCIAL HIGHLIGHTS

-------------------------------
Per-share data                      For fiscal periods ended December 31
--------------------------------------------------------------------------------------------------------------------------
                                                                                                      1996           1997

Net asset value, beginning of period ($)                                                             10.00          11.56
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                                                           0.12           0.21
  Net realized and unrealized gain
  on investment and foreign currency ($)                                                              1.59           2.34
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                                                                  1.71           2.55
--------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                                                                          (0.10)         (0.17)
  Net realized gain($)                                                                               (0.05)         (1.38)
--------------------------------------------------------------------------------------------------------------------------
Total distributions ($)                                                                              (0.15)         (1.55)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                                                   11.56          12.56
--------------------------------------------------------------------------------------------------------------------------
-------------------------------
 Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                                     17.10(5)       22.27
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                              6,532         10,174
--------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
 Expenses (%)                                                                                         1.00(6)        1.00
--------------------------------------------------------------------------------------------------------------------------
 Net investment income (%)                                                                            1.68(6)        1.57
--------------------------------------------------------------------------------------------------------------------------
 Decrease reflected in expense ratio due
 to expense reimbursement (%)                                                                         1.50(7)        1.08
--------------------------------------------------------------------------------------------------------------------------

The Financial Highlights above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants.

(1) The fund has a master/feeder structure as described on page 15. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal year, expressed as a percentage of the fund's average net assets and reflecting reimbursement for ordinary expenses over 1.00%.

(2) Without reimbursement, other expenses and total operating expenses would have been 1.43% and 2.08%, respectively. There is no guarantee that reimbursement will continue beyond 4/30/99.

(3) The fund commenced operations on 2/29/96. Returns reflect performance of the fund from 2/29/96 through 12/31/97. This data is based on historical earnings and is not intended to indicate future performance.

(4) The MSCI Europe Index is an unmanaged index comprised of more than 600 companies in 14 European countries.

(5) Not annualized.

(6) Annualized.

(7) After consideration of then applicable state limitations.

                                                                             |
                             J.P. MORGAN INSTITUTIONAL EUROPEAN EQUITY FUND  | 7
                                                                             |

J.P. MORGAN INSTITUTIONAL
INTERNATIONAL OPPORTUNITIES FUND     TICKER SYMBOL: JPIOX
================================================================================
                                     REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                                     (J.P. MORGAN INSTITUTIONAL INTERNATIONAL
                                     OPPORTUNITIES FUND)


[GRAPHIC] GOAL

The fund's goal is to provide high total return from a portfolio of equity securities of foreign companies in developed and, to a lesser extent, emerging markets. This goal can be changed without shareholder approval.


[GRAPHIC] INVESTMENT APPROACH

The fund's assets are invested primarily in companies from developed markets other than the U.S. The fund's assets may also be invested to a limited extent in companies from emerging markets. Developed countries include Australia, Canada, Japan, New Zealand, the United Kingdom, and most of the countries of western Europe; emerging markets include most other countries in the world.

The fund focuses on stock picking, emphasizing those stocks that are ranked as undervalued according to J.P. Morgan's proprietary research, while underweighting or avoiding those that appear overvalued. While the fund generally follows the process described on page 3, and its country allocations and sector weightings may differ significantly from those of the MSCI All Country World Index Free (ex-U.S.), which is the fund's benchmark. The fund makes its currency management decisions as described on pages 3 and 16.


[GRAPHIC] POTENTIAL RISKS AND REWARDS

The value of your investment in the fund will fluctuate in response to movements in international stock markets and currency exchange rates. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's stock picking and currency management decisions.

In general, international investing involves higher risks than investing in U.S. markets but offers attractive potential rewards and opportunities for diversification. Foreign markets tend to be more volatile than those of the U.S., and changes in currency exchange rates could reduce or increase market performance. These risks are higher in emerging markets. To the extent that the fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations which could protect the fund from losses but could also reduce opportunities for gains. The fund may also hedge from one foreign currency to another which could result in gains or losses. However, the fund does not typically use this strategy for its emerging markets currency exposure.

The fund's investments and their main risks, as well as fund strategies, are described in more detail on page 16.


PORTFOLIO MANAGEMENT

The fund's assets are managed by J.P. Morgan, which currently manages over $275 billion, including approximately $8 billion using international equity strategies.

The portfolio management team is led by Paul A. Quinsee, managing director, who has been on the team since the fund's inception and at J.P. Morgan since 1992, Andrew C. Cormie, vice president, who has been an international equity portfolio manager since 1997 and employed by J.P. Morgan since 1984, and by Nigel F. Emmett, vice president, who has been on the team since joining J.P. Morgan in August of 1997. Previously, Mr. Emmett was an assistant manager at Brown Brothers Harriman and Co. and a portfolio manager at Gartmore Investment Management.


--------------------------------------------------------------------------------

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

---------------------------------------
Annual fund operating expenses(1)   (%)
---------------------------------------

Management fees                    0.60

Marketing (12b-1) fees             none

Other expenses(2)
(after reimbursement)              0.40
---------------------------------------
Total operating expenses(2)
(after reimbursement)              1.00
---------------------------------------


--------------------------------------------------------------------------------
Expense example
--------------------------------------------------------------------------------

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

-----------------------------------------------
                1 yr.   3 yrs.  5 yrs.  10 yrs.
Your cost($)      10     32      55      122
-----------------------------------------------

Footnotes for this section are shown on next page.

  |
8 |  J.P. MORGAN INSTITUTIONAL INTERNATIONAL EQUITY FUND
  |

==============================================================================================================================

PERFORMANCE (unaudited)

-------------------------------
Average annual total return (%)     Shows performance over time, for period ended December 31, 1997
--------------------------------------------------------------------------------------------------------------------------
                                                                                             Since Inception(3)
J.P. Morgan Institutional International Opportunities Fund (after expenses)                         2.15
--------------------------------------------------------------------------------------------------------------------------
MSCI All Country World ex-U.S. Index(4) (no expenses)                                               1.62
--------------------------------------------------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH]

-------------------------------
Total return (%)                    Shows changes in returns for period ended December 31, 1997
--------------------------------------------------------------------------------------------------------------------------
                                                                                          Since Inception(3)

J.P. Morgan Institutional International Opportunities Fund                                        2.15
MSCI All Country World ex-U.S. Index(4)                                                           1.62
--------------------------------------------------------------------------------------------------------------------------
==============================================================================================================================

FINANCIAL HIGHLIGHTS

-------------------------------
Per-share data                      For fiscal period ended November 30
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                     1997

Net asset value, beginning of period ($)                                                                            10.00
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                                                                          0.07
  Net realized and unrealized gain (loss)
  on investment and foreign currency ($)                                                                            (0.13)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                                                                                (0.06)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                                                                   9.94
--------------------------------------------------------------------------------------------------------------------------
-------------------------------
 Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                                                                    (0.60)(5)
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                                                                           211,229
--------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
 Expenses (%)                                                                                                        0.99(6)
--------------------------------------------------------------------------------------------------------------------------
 Net investment income (%)                                                                                           1.35(6)
--------------------------------------------------------------------------------------------------------------------------
 Decrease reflected in expense ratio due
 to expense reimbursement (%)                                                                                        0.18(6)
--------------------------------------------------------------------------------------------------------------------------

The Financial Highlights above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants.

(1) The fund has a master/feeder structure as described on page 15. This table shows the fund's expenses and its share of master portfolio expenses for the past fiscal period, expressed as a percentage of the fund's average net assets after reimbursement for ordinary expenses over 1.00%.

(2) Without reimbursement, other expenses and total operating expenses would have been 0.57% and 1.17%, respectively. There is no guarantee that reimbursement will continue beyond 3/30/99.

(3) The fund commenced operations on 2/26/97 and performance is calculated as of 2/28/97. This data is based on historical earnings and is not intended to indicate future performance.

(4) The MSCI All Country World ex-U.S. Index is an unmanaged index that measures developed and emerging foreign stock market performance was the fund's benckmark during the periods shown. (Effective 1998 the benckmark is the MSCI All Country World Index Free (ex-U.S.)).

(5) Not annualized.

(6) Annualized.


                                                                             |
                 J.P. MORGAN INSTITUTIONAL INTERNATIONAL OPPORTUNITIES FUND  | 9
                                                                             |

J.P. MORGAN INSTITUTIONAL
EMERGING MARKETS EQUITY FUND         TICKER SYMBOL: JMIEX
================================================================================
                                     REGISTRANT: J.P. MORGAN INSTITUTIONAL FUNDS
                                     (J.P. MORGAN INSTITUTIONAL EMERGING MARKETS
                                     EQUITY FUND)


[GRAPHIC] GOAL
The fund's goal is to provide high total return from a portfolio of equity securities from emerging markets issuers. This goal can be changed without shareholder approval.


[GRAPHIC] INVESTMENT APPROACH

The fund invests primarily in equity securities from countries whose economies or stock markets are less developed. This designation currently includes most countries in the world except Australia, Canada, Japan, New Zealand, the United Kingdom, the U.S., and most of the countries of western Europe.

The fund makes its country allocation decisions as described on page 3 and may overweight or underweight countries relative to its benchmark, the Morgan Stanley Capital International (MSCI) Emerging Markets Free Index. The fund emphasizes stocks that are ranked as undervalued, while underweighting or avoiding stocks that appear overvalued. The fund typically maintains full currency exposure to those markets in which it invests. However, the fund may from time to time hedge a portion of its foreign currency exposure into the U.S. dollar.


[GRAPHIC] POTENTIAL RISKS AND REWARDS

The value of your investment in the fund will fluctuate in response to movements in international stock markets and currency exchange rates. Fund performance will also depend on the effectiveness of J.P. Morgan's research and the management team's country allocation and stock picking decisions.

In general, international investing involves higher risks than investing in U.S. markets but offers attractive potential rewards and opportunities for diversification. Because emerging markets carry higher risks than developed markets, the fund's performance is likely to be more volatile than that of many other international equity funds. To the extent that the fund hedges its currency exposure into the U.S. dollar, it may reduce the effects of currency fluctuations which could protect the fund from losses but could also reduce opportunities for gains.

By emphasizing undervalued stocks, the fund has the potential to produce returns that exceed those of the fund's benchmark. At the same time, the fund seeks to limit its volatility to that of the benchmark.


PORTFOLIO MANAGEMENT

The fund's investments and their main risks, as well as fund strategies, are described in more detail on page 16.

The fund's assets are managed by J.P. Morgan, which currently manages over $275 billion, including more than $2 billion using the same strategy as this fund.

The management team is led by Douglas Dooley, managing director, who has been at J.P. Morgan since 1979, Satyen Mehta, vice president, who has been at J.P. Morgan since 1984, both whom have been on the team since the fund's inception and by Leigh Wasson, vice president, who has been at J.P. Morgan since 1987. Ms. Wasson joined the team in March of 1997.


--------------------------------------------------------------------------------

INVESTOR EXPENSES

The current expenses you should expect to pay as an investor in the fund are shown at right. The fund has no sales, redemption, exchange, or account fees, although some institutions may charge you a fee for shares you buy through them. The annual fund expenses shown are deducted from fund assets prior to performance calculations.

---------------------------------------
Annual fund operating expenses(1)   (%)
---------------------------------------

Management fees (actual)           1.00

Marketing (12b-1) fees             none

Other expenses
(after reimbursement)              0.45
---------------------------------------
Total operating expenses(2)
(after reimbursement)              1.45
---------------------------------------


--------------------------------------------------------------------------------
Expense example
--------------------------------------------------------------------------------

The example below uses the same assumptions as other fund prospectuses: $1,000 initial investment, 5% annual total return, expenses unchanged, all shares sold at the end of each time period. The example is for comparison only; the fund's actual return and expenses will be different.

-----------------------------------------------
                1 yr.   3 yrs.  5 yrs.  10 yrs.

Your cost($)      15     46      79      174
-----------------------------------------------

Footnotes for this section are shown on next page.

   |
10 |  J.P. MORGAN INSTITUTIONAL EMERGING MARKETS EQUITY FUND
   |

==============================================================================================================================

PERFORMANCE (unaudited)

-------------------------------
Average annual total return (%)     Shows performance over time, for periods ended December 31, 1997
--------------------------------------------------------------------------------------------------------------------------
                                                                              1 yr.        3 yr.       Since Inception(3)
J.P. Morgan Institutional Emerging Markets Equity Fund (after expenses)       (7.71)       (3.19)            (0.80)
--------------------------------------------------------------------------------------------------------------------------
MSCI Emerging Markets Free Index(4) (no expenses)                            (11.56)       (5.62)            (0.07)
--------------------------------------------------------------------------------------------------------------------------
[THE FOLLOWING TABLE WAS REPRESENTED BY A BAR GRAPH]

-------------------------------
Year-by-year total return (%)       Shows changes in returns by calendar year
--------------------------------------------------------------------------------------------------------------------------
                                                                1994            1995            1996            1997

J.P. Morgan Institutional Emerging Market Equity Fund          (7.19)          (9.68)          (8.84)          (7.71)
MSCI Emerging Market Free Index(4)                             (0.53)         (10.40)          (6.08)         (11.56)
--------------------------------------------------------------------------------------------------------------------------
==============================================================================================================================

FINANCIAL HIGHLIGHTS

-------------------------------
Per-share data                      For fiscal periods ended October 31
--------------------------------------------------------------------------------------------------------------------------
                                                                       1994           1995            1996           1997

Net asset value, beginning of period ($)                              10.00          12.47            9.71          10.27
--------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income ($)                                            0.04           0.08            0.08           0.11
  Net realized and unrealized gain (loss)
  on investment and foreign currency ($)                               2.43          (2.66)           0.56          (0.43)
--------------------------------------------------------------------------------------------------------------------------
Total from investment operations ($)                                   2.47          (2.58)           0.64          (0.32)
--------------------------------------------------------------------------------------------------------------------------
Less distributions to shareholders from:
  Net investment income ($)                                              --          (0.05)          (0.08)         (0.09)
  Net realized gain($)                                                   --          (0.13)             --             --
--------------------------------------------------------------------------------------------------------------------------
Total distributions ($)                                                  --          (0.18)          (0.08)         (0.09)
--------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period ($)                                    12.47           9.71           10.27           9.86
--------------------------------------------------------------------------------------------------------------------------
-------------------------------
 Ratios and supplemental data
--------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                      24.70(5)      (20.81)           6.64          (3.15)
--------------------------------------------------------------------------------------------------------------------------
Net assets, end of period ($ thousands)                             146,667        186,023         293,594        306,381
--------------------------------------------------------------------------------------------------------------------------
Ratio to average net assets:
 Expenses (%)                                                          1.46(6)        1.43            1.41           1.37
--------------------------------------------------------------------------------------------------------------------------
 Net investment income (%)                                             0.61(6)        0.96            0.96           0.95
--------------------------------------------------------------------------------------------------------------------------
 Decrease reoected in expense ratio due
 to expense reimbursement (%)                                          0.16(6)        0.01              --             --
--------------------------------------------------------------------------------------------------------------------------

The Financial Highlights above have been audited by PricewaterhouseCoopers LLP, the fund's independent accountants.

(1) The fund has a master/feeder structure as described on page 15. Due to the reorganization of the offshore feeder fund, the master portfolio received a substantial redemption request on January 23, 1998. Therefore, this table shows the fund's estimated expenses and its share of estimated master portfolio expenses for the current fiscal year, expressed as a percentage of the fund's estimated average net assets. The expense table has been restated to relect current expenses and a new voluntary expense limit of 1.45%.

(2) Without reimbursement, other expenses and total operating expenses for the current fiscal year are estimated to be 0.48% and 1.48%, respectively. The Advisor has agreed to reimburse the fund for ordinary expenses over 1.45% until further notice.

(3) The fund commenced operations on 11/15/93. Except in Financial Highlights, returns reflect performance of the fund from 11/30/93 through 12/31/97. This data is based on historical earnings and is not intended to indicate future performance.

(4) The Emerging Markets Benchmark is composed of the International Finance Corporation (IFC) Global Index through December 31, 1994, IFC investable Index (excluding South Africa after April 1, 1995) from January 1, 1995 through December 31, 1995, and the MSCI Emerging Markets Free Index thereafter. The indices are unmanaged portfolios which measure emerging market equity performance.

(5) Not annualized.

(6) Annualized.

                                                                            |
                    J.P. MORGAN INSTITUTIONAL EMERGING MARKETS EQUITY FUND  | 11
                                                                            |

YOUR INVESTMENT
================================================================================


For your convenience, the J.P. Morgan Institutional Funds offer several ways to start and add to fund investments.


INVESTING THROUGH A FINANCIAL PROFESSIONAL

If you work with a financial professional, either at J.P. Morgan or elsewhere, he or she is prepared to handle your planning and transaction needs. Your financial professional will be able to assist you in establishing your fund account, executing transactions, and monitoring your investment. If your fund investment is not held in the name of your financial professional and you prefer to place a transaction order yourself, please use the instructions for investing directly.


INVESTING THROUGH AN EMPLOYER-SPONSORED RETIREMENT PLAN

Your fund investments are handled through your plan. Refer to your plan materials or contact your benefits office for information on buying, selling, or exchanging fund shares.


INVESTING THROUGH AN IRA OR ROLLOVER IRA

Please contact a J.P. Morgan Retirement Services Specialist at 1-888-576-4472 for information on J.P. Morgan's comprehensive IRA services, including lower minimum investments.


INVESTING DIRECTLY

Investors may establish accounts without the help of an intermediary by using the instructions below and at right:

o Choose a fund (or funds) and determine the amount you are investing. The minimum amount for initial investments in a fund is $1,000,000 and for additional investments $25,000, although these minimums may be less for some investors. For more information on minimum investments, call 1-800-766-7722.

o Complete the application, indicating how much of your investment you want to allocate to which fund(s). Please apply now for any account privileges you may want to use in the future, in order to avoid the delays associated with adding them later on.

o Mail in your application, making your initial investment as shown at right.

For answers to any questions, please speak with a J.P. Morgan Funds Services Representative at 1-800-766-7722.


OPENING YOUR ACCOUNT

  By wire

o Mail your completed application to the Shareholder Services Agent.

o Call the Shareholder Services Agent to obtain an account number and to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o After placing your purchase order, instruct your bank to wire the amount of your investment to:

Morgan Guaranty Trust Company of New York
Routing number:021-000-238
Credit: J.P. Morgan Institutional Funds
Account number:001-57-689
FFC: your account number, name of registered owner(s) and fund name


By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with your completed application to the Shareholder Services Agent.


By exchange

o Call the Shareholder Services Agent to effect an exchange.


ADDING TO YOUR ACCOUNT

  By wire

o Call the Shareholder Services Agent to place a purchase order. Funds that are wired without a purchase order will be returned uninvested.

o Once you have placed your purchase order, instruct your bank to wire the amount of your investment as described above.


By check

o Make out a check for the investment amount payable to J.P. Morgan Institutional Funds.

o Mail the check with a completed investment slip to the Shareholder Services Agent. If you do not have an investment slip, attach a note indicating your account number and how much you wish to invest in which fund(s).


By exchange

o Call the Shareholder Services Agent to effect an exchange.


   |
12 |     YOUR INVESTMENT
   |

================================================================================

SELLING SHARES

  By phone--wire payment

o Call the Shareholder Services Agent to verify that the wire redemption privilege is in place on your account. If it is not, a representative can help you add it.

o Place your wire request. If you are transferring money to a non-Morgan account, you will need to provide the representative with the personal identiocation number (PIN) that was provided to you when you opened your fund account.

  By phone--check payment

o Call the Shareholder Services Agent and place your request. Once your request has been verified, a check for the net amount, payable to the registered owner(s), will be mailed to the address of record. For checks payable to any other party or mailed to any other address, please make your request in writing (see below).


  In writing

o Write a letter of instruction that includes the following information: The name of the registered owner(s) of the account; the account number; the fund name; the amount you want to sell; and the recipient's name and address or wire information, if different from those of the account registration.

o Indicate whether you want the proceeds sent by check or by wire.

o Make sure the letter is signed by an authorized party. The Shareholder Services Agent may require additional information, such as a signature guarantee.

o Mail the letter to the Shareholder Services Agent.


  By exchange

o Call the Shareholder Services Agent to effect an exchange.


ACCOUNT AND TRANSACTION POLICIES

Telephone orders The funds accept telephone orders from all shareholders. To guard against fraud, the funds require shareholders to use a PIN, and may record telephone orders or take other reasonable precautions. However, if a fund does take such steps to ensure the authenticity of an order, you may bear any loss if the order later proves fraudulent.

Exchanges You may exchange shares in these funds for shares in any other J.P. Morgan Institutional or J.P. Morgan mutual fund at no charge (subject to the securities laws of your state). When making exchanges, it is important to observe any applicable minimums. Keep in mind that, for tax purposes, an exchange is considered a sale.

A fund may alter, limit, or suspend its exchange policy at any time.

Business hours and NAV calculations The funds' regular business days and hours are the same as those of the New York Stock Exchange (NYSE). Each fund calculates its net asset value per share (NAV) every business day as of the close of trading on the NYSE (normally 4:00 p.m. eastern time). The fund's securities are typically priced using market quotes or pricing services. When these methods are not available or do not represent a security's value at the time of pricing, the security is valued in accordance with the fund's fair valuation procedures.

Timing of orders  Orders to buy or sell shares are executed at the next
NAV calculated after the order has been accepted. Orders are accepted until the close of trading on the NYSE every business day and are executed the same day, at that day's NAV. A fund has the right to suspend redemption of shares and to postpone payment of proceeds for up to seven days or as permitted by law.

Timing of settlements When you buy shares, you will become the owner of record when a fund receives your payment, generally the day following execution. When you sell shares, proceeds are generally available the day following execution and will be forwarded according to your instructions.

================================================================================
                    Shareholder Services Agent
                    J.P. Morgan Funds Services
                    522 Fifth Avenue
                    New York, NY 10036
                    1-800-766-7722

                    Representatives are available 8:00 a.m. to 5:00 p.m. eastern time on fund business days.

                                                                |
                                              YOUR INVESTMENT   | 13
                                                                |

================================================================================


When you sell shares that you recently purchased by check, your order will be executed at the next NAV but the proceeds will not be available until your check clears. This may take up to 15 days.

Statements and reports The funds send monthly account statements as well as confirmations after each purchase or sale of shares (except reinvestments). Every six months, each fund sends out an annual or semi-annual report containing information on its holdings and a discussion of recent and anticipated market conditions and fund performance.

Accounts with below-minimum balances If your account balance falls below the minimum for 30 days as a result of selling shares (and not because of performance), the fund reserves the right to request that you buy more shares or close your account. If your account balance is still below the minimum 60 days after notification, the fund reserves the right to close out your account and send the proceeds to the address of record.


DIVIDENDS AND DISTRIBUTIONS

Each fund typically pays income dividends and makes capital gains distributions, if any, once a year. A fund may declare an additional income dividend in a given year, depending on its tax situation. However, a fund may also make fewer payments in a given year, depending on its investment results. Dividends and distributions consist of substantially all of the fund's net investment income and realized capital gains.

Dividends and distributions are reinvested in additional fund shares. Alternatively, you may instruct your financial professional or J.P. Morgan Funds Services to have them sent to you by check, credited to a separate account, or invested in another J.P. Morgan Institutional Fund.


TAX CONSIDERATIONS

In general, selling shares, exchanging shares, and receiving distributions (whether reinvested or taken in cash) are all taxable events. These transactions typically create the following tax liabilities for taxable accounts:

===================================================================
Transaction                     |   Tax status
-------------------------------------------------------------------
Income dividends                    Ordinary income
-------------------------------------------------------------------
Short-term capital gains            Ordinary income
distributions
-------------------------------------------------------------------
Long-term capital gains             Capital gains
distributions
-------------------------------------------------------------------
Sales or exchanges of shares        Capital gains or losses
owned for more than one year
-------------------------------------------------------------------
Sales or exchanges of shares        Gains are treated as ordinary
owned for one year or less          income; losses are subject
                                    to special rules
-------------------------------------------------------------------

Because long-term capital gains distributions are taxable as capital gains regardless of how long you have owned your shares, you may want to avoid making a substantial investment when a fund is about to declare a long-term capital gains distribution.

Every January, each fund issues tax information on its distributions for the previous year.

Any investor for whom a fund does not have a valid taxpayer identification number will be subject to backup withholding for taxes.

The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities.

Because each investor's tax circumstances are unique, please consult your tax professional about your fund investment.


   |
14 |  YOUR INVESTMENT
   |

FUND DETAILS
================================================================================


MASTER/FEEDER STRUCTURE

As noted earlier, each fund is a "feeder" fund that invests in a master portfolio. (Except where indicated, this prospectus uses the term "the fund" to mean the feeder fund and its master portfolio taken together.)

Each master portfolio accepts investments from other feeder funds, and all the feeders of a given master portfolio bear the portfolio's expenses in proportion to their assets. However, each feeder can set its own transaction minimums, fund-specific expenses, and other conditions. This means that one feeder could offer access to the same master portfolio on more attractive terms, or could experience better performance, than another feeder. Information about other feeders is available by calling 1-800-766-7722. Generally, when a master portfolio seeks a vote, its feeder fund will hold a shareholder meeting and cast its vote proportionately, as instructed by its shareholders. Fund shareholders are entitled to one full or fractional vote for each dollar or fraction of a dollar invested.

Each feeder fund and its master portfolio expect to maintain consistent goals, but if they do not, the fund will withdraw from the master portfolio, receiving its assets either in cash or securities. Each fund's trustees would then consider whether the fund should hire its own investment adviser, invest in a different master portfolio, or take other action.


MANAGEMENT AND ADMINISTRATION

The feeder funds described in this prospectus, their corresponding master portfolios and J.P. Morgan Series Trust are all governed by the same trustees. The trustees are responsible for overseeing all business activities. The trustees are assisted by Pierpont Group, Inc., which they own and operate on a cost basis; costs are shared by all funds governed by these trustees. Funds Distributor, Inc., as co-administrator, along with J.P. Morgan, provides fund officers. J.P. Morgan, as co-administrator, oversees each fund's other service providers.

J.P. Morgan, subject to the expense reimbursements described earlier in this prospectus, receives the following fees for investment advisory and other services:

Advisory services                 Percentage of the master
                                  portfolio's average net assets
International Equity              0.60%
European Equity                   0.65%
International Opportunities       0.60%
Emerging Markets Equity           1.00%
--------------------------------------------------------------------------------
Administrative services           Master portfolio's and fund's pro-
(fee shared with Funds            rata portions of 0.09% of the
Distributor, Inc.)                first $7 billion in J.P. Morgan-
                                  advised portfolios, plus 0.04%
                                  of average net assets over $7 billion


Shareholder services              0.10% of the fund's average
                                  net assets

J.P. Morgan may pay fees to certain firms and professionals for providing recordkeeping or other services in connection with investments in a fund.

Year 2000 Fund operations and shareholders could be adversely affected if the computer systems used by J.P. Morgan, the fund's other service providers and other entities with computer systems linked to the fund do not properly process and calculate January 1, 2000 and after date-related information. J.P. Morgan is working to avoid these problems and to obtain assurances from other service providers that they are taking similar steps. However, it is not certain that these actions will be sufficient to prevent these date-related problems from adversely impacting fund operations and shareholders. In addition, to the extent that operations of issuers of securities held by the fund are impaired by date-related problems or prices of securities decline as a result of real or perceived date-related problems of issuers held by the fund or generally, the net asset value of the fund will decline.

The Euro Effective January 1, 1999 the euro, a single multi-national currency, will replace the national currencies of certain countries in the Economic Monetary Union (EMU).

J.P. Morgan has identified the following potential risks to the International Equity Fund, after the conversion: The risk that the valuation of assets is not properly converted from the national currency to euro; currency risk resulting from increased volatility in exchange rates between EMU countries and non-participating countries; the inability of any of the fund, its service providers and the issuers of the fund's portfolio securities to make information technology updates timely; and the potential unenforceability of contracts. There have been recent laws and regulations designed to ensure the continuity of contracts, however there is a risk that the valuation of contracts will be negatively impacted after the conversion. J.P. Morgan is working to avoid these problems and to obtain assurances from other service providers that they are taking similar steps. However, it is not certain that these actions will be sufficient to prevent problems associated with the conversion from adversely impacting fund operations and shareholders.


                                                                          |
                                                          FUND DETAILS    | 15
                                                                          |

================================================================================


RISK AND REWARD ELEMENTS

This table identifies the main elements that make up each fund's overall risk and reward characteristics (described on pages 4-11). It also outlines each fund's policies toward various investments, includng those that are designed to help certain funds manage risk.

====================================================================================================================================
Potential risks                    |    Potential rewards                 |    Policies to balance risk and reward
------------------------------------------------------------------------------------------------------------------------------------
Foreign and other market
conditions
o Each fund's share price and        o Stocks have generally outper-        o Under normal circumstances the funds plan to remain
  performance will fluctuate           formed more stable invest-             fully invested with at least 65% in stocks; stock
  in response to stock market          ments (such as bonds and               investments may include convertible securities,
  movements                            cash equivalents) over the             preferred stocks, depository receipts (such
                                       long term                              as ADRs and EDRs), trust or partnership interests,
                                                                              warrants, rights, and investment company securities
o A fund could lose money
  because of foreign govern-         o Foreign investments, which rep-      o The funds seek to limit risk and enhance performance
  ment actions, political              resent a major portion of the          through active management, country allocation and
  instability, or lack of              world's securities, offer attrac-      diversifcation (Japan Equity Fund is classified as
  adequate and/or accurate             tive potential performance and         a non-diversified fund)
  information                          opportunities for diversification
                                                                            o During severe market downturns, the funds have the
o Investment risks tend to be        o Emerging markets can offer             option of investing up to 100% of assets in
  higher in emerging markets.          higher returns                         investment-grade short-term securities
  These markets also present
  higher liquidity and valuation
  risks

o Adverse market conditions
  may from time to time cause
  the fund to take temporary
  defensive positions that are
  inconsistent with its principal
  investment strategies and
  may hinder the fund from
  achieving its investment
  objective
------------------------------------------------------------------------------------------------------------------------------------
Management choices
o A fund could underperform             o A fund could outperform           o J.P. Morgan focuses its active management on
  its benchmark due to its                its benchmark due to these          securities selection, the area where it believes
  securities choices and other            same choices                        its commitment to research can most enhance returns
  management decisions
------------------------------------------------------------------------------------------------------------------------------------
Foreign currencies
o Currency exchange rate                o Favorable exchange rate move-     o Except as noted earlier in this prospectus, each fund
  movements could reduce                  ments could generate gains or       manages the currency exposure of its foreign
  gains or create losses                  reduce losses                       investments relative to its benchmark and may hedge
                                                                              a portion of its foreign currency exposure into the
o Currency risks tend to be                                                   U.S. dollar from time to time. (see also
  higher in emerging markets                                                  "Derivatives")

   |
16 |   FUND DETAILS
   |

===================================================================================================================================

===================================================================================================================================
Potential risks                        |  Potential rewards                     |  Policies to balance risk and reward
-----------------------------------------------------------------------------------------------------------------------------------
Derivatives
o Derivatives such as futures            o Hedges that correlate well with        o The funds use derivatives, such as futures,
  options, swaps, and forward              underlying positions can reduce          options, swaps and forward foreign currency
  foreign currency contracts (1)           or eliminate losses at low cost          contracts, for hedging and for risk management
  that are used for hedging the                                                     (i.e., to establish or adjust exposure to
  portfolio or specific securi-          o A fund could make money and              particular securities, markets or currencies);
  ties may not fully offset the            protect against losses if the            risk management may include management of a
  underlying positions and this            investment analysis proves               fund's exposure relative to its benchmark
  could result in losses to the            correct
  fund that would not have other-                                                 o The funds only establish hedges that they
  wise occurred                          o Derivatives that involve leverage        expect will be highly correlated with
                                           could generate substantial gains         underlying positions
o Derivatives used for risk man-           at low cost
  agement may not have the                                                        o While the funds may use derivatives that
  intended effects and may                                                          incidentally involve leverage, they do not use
  result in losses or missed                                                        them for the specific purposes of leveraging
  opportunities                                                                     their portfolios

o The counterparty to a deriva-
  tives contract could default

o Derivatives that involve lever-
  age could magnify losses

o Certain types of derivatives
  involve costs to a fund which
  can reduce returns
-----------------------------------------------------------------------------------------------------------------------------------
Illiquid holdings
o A fund could have difficulty           o These holdings may off more            o No fund may invest more than 15% of net assets
  valuing these holdings                   attractive yields or potential           in illiquid holdings
  precisely                                growth than comparable widely
                                           traded securities                      o To maintain adequate liquidity, each fund may
o A fund could be unable to sell                                                    hold investment grade short-term securities
  these holdings at the time or                                                     (including repurchase agreements) and, for
  price it desired                                                                  temporary or extraordinary purposes, may
                                                                                    borrow from banks up to 33 1/3% of the value of
                                                                                    total assets
-----------------------------------------------------------------------------------------------------------------------------------
When-issued and delayed
delivery securities
o When a fund buys securities            o A fund can take advantage              o Each fund uses segregated accounts to offset
  before issue or for delayed              of attractive transaction                leverage risk
  delivery, it could be exposed            opportunities
  to leverage risk if it does not
  use segregated accounts
-----------------------------------------------------------------------------------------------------------------------------------
Short-term trading
o Increased trading could raise          o A fund could realize gains             o Each fund anticipates that its portfolio
  a fund's brokerage and related           in a short period of time                turnover rate will not exceed 100%
  costs
                                         o A fund could protect against           o The funds generally avoid short-term trading,
o Increased short-term capital             losses if a stock is overvalued          except to take advantage of attractive or
  gains distributions could                and its value later falls                unexpected opportunities or to meet demands
  raise shareholders' income                                                        generated by shareholder activity
  tax liability


1 A futures contract is an agreement to buy or sell a set quantity of an under-lying instrument at a future date, or to make or receive a cash payment based on changes in the value of a securities index. An option is the right to buy or sell a set quantity of an underlying instrument at a predetermined price. A swap is a privately negotiated agreement to exchange one stream of payments for another. A forward foreign currency contract is an obligation to buy or sell a given currency on a future date and at a set price.

                                                                            |
                                                               FUND DETAILS | 17
                                                                            |

================================================================================
FOR MORE INFORMATION
================================================================================


For investors who want more informaton on these funds, the following documents are available free upon request:

Annual/Semi-annual Reports Contain financial statements, performance data, information on portfolio holdings, and a written analysis of market conditions and fund performance for a fund's most recently completed fiscal year or half-year.

Statement of Additional Information (SAI) Provides a fuller technical and legal description of a fund's policies, investment restrictions, and business structure. This prospectus incorporates each fund's SAI by reference.

Copies of the current versions of these documents, along with other information about these funds, may be obtained by contacting:

J.P. Morgan Institutional Funds
J.P. Morgan Funds Services
522 Fifth Avenue
New York, NY 10036

Telephone:  1-800-766-7722

Hearing impaired:  1-888-468-4015

Email:  JPM_Mutual_Funds@JPMorgan.com

Text-only versions of these documents and this prospectus are available, upon payment of a duplicating fee, from the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. (1-800-SEC-0330) and may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov. The funds' investment company and 1933 Act registration numbers are:

J.P. Morgan Institutional International Equity Fund...  811-07342 and 033-54642

J.P. Morgan Institutional European Equity Fund........  811-07342 and 033-54642

J.P. Morgan Institutional International
      Opportunities Fund..............................  811-07342 and 033-54642

J.P. Morgan Institutional Emerging Markets
     Equity Fund......................................  811-07342 and 033-54642

J.P. MORGAN INSTITUTIONAL
FUNDS AND THE MORGAN
TRADITION

The J.P. Morgan Institutional Funds combine a heritage of integrity and financial leadership with comprehensive, sophisticated analysis and management techniques. Drawing on J.P. Morgan's extensive experience and depth as an investment manager, the J.P. Morgan Institutional Funds offer a broad array of distinctive opportunities for mutual fund investors.

        [LOGO] JPMorgan
--------------------------------------------------------------------------------
        J.P. Morgan Institutional Funds

        Advisor                                         Distributor
        J.P. Morgan Investment Management Inc.          Funds Distributor, Inc.
        522 Fifth Avenue                                60 State Street
        New York, NY 10036                              Boston, MA 02109
        1-800-766-7722                                  1-800-221-7930